Regulatory Requirements (Details) - Schedule of Capital Requirements - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements		$ 396,123	$ 394,906
Capital Levels Maintained		1,712,784	847,389
Excess Net Capital		$ 1,316,661	$ 452,483
Percent of Requirement Maintained		432.00%	215.00%
I Win Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements		$ 383,345	$ 382,167
Capital Levels Maintained		1,640,332	771,083
Excess Net Capital		$ 1,256,987	$ 388,916
Percent of Requirement Maintained		428.00%	202.00%
I Win Asset Management Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	[1]	$ 12,778	$ 12,739
Capital Levels Maintained	[1]	72,452	76,306
Excess Net Capital	[1]	$ 59,674	$ 63,567
Percent of Requirement Maintained	[1]	567.00%	599.00%

[1]	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of March 31, 2024 and 2023, reflects the position as submitted in its regulatory return as of December 2023 and 2022, respectively.